Contents of Significant Accounts - Leases (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Lease By Lessee [Line Items]
Depreciation	$ 701,948	$ 671,211
Right-of-use assets	7,611,991	7,126,845	$ 247,706
Current	537,314	557,873	17,485
Noncurrent	5,199,781	4,510,881	$ 169,209
Total	5,737,095	5,068,754
Land [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	359,007	325,268
Right-of-use assets	5,714,166	4,877,702
Buildings [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	119,641	121,373
Right-of-use assets	124,420	284,011
Machinery and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	206,445	210,188
Right-of-use assets	1,748,244	1,940,084
Transportation equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	12,287	9,858
Right-of-use assets	21,485	18,704
Other property, plant and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	4,568	4,524
Right-of-use assets	$ 3,676	$ 6,344